Fund Summary
Franklin Templeton U.S. Government Money Fund-10 | Franklin Templeton U.S. Government Money Fund
Investment Goal
To provide investors with as high a level of current income as is consistent with the preservation of shareholders’ capital and liquidity. The Fund also tries to maintain a stable $1.00 share price.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees {- Franklin Templeton U.S. Government Money Fund} - Franklin Templeton U.S. Government Money Fund-10 - Franklin Templeton U.S. Government Money Fund	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Franklin Templeton U.S. Government Money Fund} - Franklin Templeton U.S. Government Money Fund-10 - Franklin Templeton U.S. Government Money Fund		Class A	Class C	Class R
Management fees		0.15%	0.15%	0.15%
Distribution and service (12b-1) fees		none	0.62%	0.50%
Other expenses		0.52%	0.52%	0.52%
Total annual Fund operating expenses		0.67%	1.29%	1.17%
Fee waiver and/or expense reimbursement	[1]	(0.07%)	(0.07%)	(0.07%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[2]	0.60%	1.22%	1.10%
[1]	The investment manager of The U.S. Government Money Market Portfolio (Master Portfolio) and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and certain non-routine expenses) for each class of the Fund do not exceed 0.60% until October 31, 2017. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.
[2]	The fees and expenses shown in the table and included in the example below reflect the fees and expenses of both the Fund and the Master Portfolio, in which the Fund invests substantially all of its assets in order to pursue its investment goal.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Franklin Templeton U.S. Government Money Fund} - Franklin Templeton U.S. Government Money Fund-10 - Franklin Templeton U.S. Government Money Fund - USD ($)	Class A	Class C	Class R
1 year	$ 62	$ 225	$ 112
3 years	208	403	365
5 years	367	702	638
10 years	$ 830	$ 1,552	$ 1,416

If you do not sell your shares:
Expense Example, No Redemption {- Franklin Templeton U.S. Government Money Fund}	Franklin Templeton U.S. Government Money Fund-10 Franklin Templeton U.S. Government Money Fund Class C USD ($)
1 Year	$ 125
3 Years	403
5 Years	702
10 Years	$ 1,552

Principal Investment Strategies

The Fund is a "feeder fund" that invests, through the Master Portfolio, at least 99.5% of its total assets in Government securities, cash and repurchase agreements collateralized fully by Government securities or cash. For purposes of this policy, “Government securities” means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. The Fund intends to be a “Government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940. Shareholders will be given at least 60 days’ advance notice of any change to the 99.5% policy.

The Fund uses the amortized cost method of valuation to seek to maintain a stable $1.00 share price and does not currently intend to impose liquidity fees or redemption gates on Fund redemptions. Please note, however, that the board of trustees reserves the ability to subject the Fund to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders.

Government agency or instrumentality issues have different levels of credit support. U.S. government-sponsored entities, such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), may be chartered by Acts of Congress, but their securities are neither issued or guaranteed by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will continue to do so. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest. Investors should remember that guarantees of timely repayment of principal and interest do not apply to the market prices and yields of the securities or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

Unless the context otherwise requires, references to the Fund's investments refer to those investments of the Master Portfolio to which the Fund is exposed and references to the investment manager or the Fund's investment manager refer to the Master Portfolio's investment manager.

The Fund invests in:

U.S. government securities which may include fixed, floating and variable rate securities.

Repurchase agreements which are agreements by the Fund to buy Government securities and then to sell the securities back on an agreed upon date (generally, less than seven days) at a higher price, which reflects prevailing short-term interest rates.

Portfolio maturity and quality The Fund only buys securities that the investment manager determines present minimal credit risks. The Fund maintains a dollar-weighted average portfolio maturity of 60 calendar days or less, maintains a dollar-weighted average life for its portfolio of 120 calendar days or less, and only buys securities that mature in 397 calendar days or less.

Principal Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities and durations are more sensitive to these interest rate changes. The Fund’s yield will vary. A sharp and unexpected rise in interest rates could cause the Fund’s share price to drop below a dollar. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable net asset value.

Credit

U.S. government investments generally have the least credit risk but are not completely free of credit risk. The Fund may incur losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do. Any downgrade of securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities.

Income

Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall. Because the Fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.

U.S. Government Securities

Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. Government or its agencies or instrumentalities of a security held by the Fund does not apply to the market value of such security or to shares of the Fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

Repurchase Agreements

A repurchase agreement exposes the Fund to the risk that the party that sells the securities may default on its obligation to repurchase them.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Risk Associated with the Fund Holding Cash

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund's performance.

Master/Feeder Structure

The Fund seeks to achieve its investment goal by investing all of its assets in shares of the Master Portfolio. The Master Portfolio has the same investment goal and policies as the Fund. The Fund buys shares of the Master Portfolio at net asset value. An investment in the Fund is an indirect investment in the Master Portfolio. It is possible that the Fund may have to withdraw its investment in the Master Portfolio if the Master Portfolio changes its investment goal or if the Fund’s board of trustees, at any time, considers it to be in the Fund’s best interest.

Management

The Fund is subject to management risk because it is exposed to an actively managed investment portfolio. The investment manager applies investment techniques and risk analyses in making investment decisions for the Master Portfolio, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class C shares. The table shows the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Class C Annual Total Returns

Best Quarter:	Q3'07	1.04%
Worst Quarter:	Q4'15	0.00%
As of September 30, 2016, the Fund's year-to-date return was 0.00%.

Average Annual Total Returns For the periods ended December 31, 2015
Average Annual Total Returns{- Franklin Templeton U.S. Government Money Fund} - Franklin Templeton U.S. Government Money Fund-10 - Franklin Templeton U.S. Government Money Fund - Class A	Past 1 year	Past 5 years	Past 10 years	Since Inception	[1]
Class A	none	none		0.80%
Class C	none	none	0.93%
Class R	none	none	0.97%
[1]	Since inception December 15, 2006.

To obtain the Fund’s current yield information, please call (800) DIAL BEN/342-5236.